UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNHX New Horizons Fund –
.
PRJIX New Horizons Fund–
.
I  Class
TRUZX New Horizons Fund–
.
Z Class

T. ROWE PRICE New Horizons Fund
HIGHLIGHTS
U.S. small-cap growth stocks fell sharply in 2022, significantly underperforming small-cap value stocks, as rising interest rates and concerns about slowing economic growth created challenging headwinds.
The New Horizons Fund declined and underperformed the Russell 2000 Growth
Index for the 12 months ended December 31, 2022.
The information technology sector weighed heaviest on relative performance. The energy and health care sectors also modestly detracted and more than offset the positive contributions from the industrials and business services and real estate sectors.
We are confident in the durable growth potential of our portfolio holdings and the high-caliber management teams at the helm of some of our highest-conviction names. We continue to seek companies with advantaged positioning that can drive their own success through growth, regardless of the broader economic landscape.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE New Horizons Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE New Horizons Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE New Horizons Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The New Horizons Fund returned -37.00% for the 12 months ended
December 31, 2022. The fund underperformed the Russell 2000 Growth Index and lagged the return of its peer group, the Lipper Mid-Cap Growth Funds
Index. (Returns for I and Z Class shares varied slightly due to their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Concerns about weaker
economic conditions,
valuations, and ongoing
interest rate hikes dampened
the appeal of growth-focused
information technology (IT)
stocks. Even though many
sold off during the period,
the IT companies we hold
continue to display the
attractive levels of durable
growth that we seek, and
we remain constructive on
the long-term outlook for
this sector overall despite
recent market pressures. Okta is a provider of software services for identity management solutions. Shares were pressured after Okta experienced notable sales and integration challenges surrounding its acquisition of Auth0. In our view, the lack of synergy and the company’s decelerating sales growth and net retention rates changed our investment thesis, and we exited the name in
September. (Please refer to the fund’s portfolio of investments for a complete list of our holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
New Horizons Fund –
.
1.42% -37.00%
New Horizons Fund–
.
I  Class 1.50 -36.91
New Horizons Fund–
.
Z  Class 1.85 -36.49
Russell 2000 Growth Index 4.38 -26.36
Russell 2000 Index 3.91 -20.44
S&P 500 Index 2.31 -18.11
S&P MidCap 400 Index 8.05 -13.06
Lipper Mid-Cap Growth
Funds Index 2.89 -29.79

T. ROWE PRICE New Horizons Fund

Atlassian, a software company with a suite of popular application development and programming tools, pulled back sharply after it reported earnings results in November that were significantly below expectations. The harsh macroenvironment stalled growth in paid seats and contributed to the company’s decision to cut its cloud growth guidance materially for fiscal year 2023. Investor concerns about weakness in e-commerce and consumer spending also weighed on HubSpot, which provides cloud-based marketing, sales, and customer relationship management (CRM) tools for small and medium-sized businesses. We think that both software companies have strong management teams and innovative offerings that position them well to deliver attractive long-term growth.
In other sectors, our underweight allocation to energy, the only sector in the benchmark to post absolute gains, weighed modestly on relative performance.
Our underweight stems from the lack of small, durable growth opportunities in energy that fit our investment criteria. Unfavorable stock selection in health care names also proved detrimental. West Pharmaceutical Services provides contract manufacturing for drug companies and makes injectable drug delivery systems and components. Shares fell during the period as a mix of reduced demand for COVID-19 vaccines and inflationary headwinds forced the company to lower guidance and led investors to reevaluate the company’s growth prospects. While we remain constructive on the company’s superior product and believe it can benefit from secular drug development tailwinds in the growing biologics end market, we trimmed our position to reflect the change in its growth outlook.
Turning to performance contributors, our sector overweight in industrials and business services had a positive impact, as industrials held up better than the overall index during the period. Our stock choices, particularly in the professional services industry, also aided relative returns. Shares of Booz
Allen Hamilton, a provider of consulting and technology services for the U.S.
government, posted double-digit gains. The company released a series of stronger-than-expected quarterly earnings reports as an increasing focus on cybersecurity, artificial intelligence, and government digitization is driving healthy organic growth. Additionally, our relative underweights in real estate and communication services, the worst-performing sectors in the index, contributed further to relative performance.

T. ROWE PRICE New Horizons Fund

How is the fund positioned?
During this period of market
dislocation, we were active in
upgrading the quality among both
our high-growth and durable
growth holdings at compelling
valuations, seeking to ensure that
we maintain focus on the highest-
conviction names in the portfolio
across each sector. IT remains the
largest sector allocation and largest
overweight exposure. During the
period, we added to high-conviction
holdings where we believe the
growth opportunities are attractive,
such as Bill.com Holdings, which
provides cloud-based software that
simplifies, digitizes, and automates
complex back-office financial
operations for small and mid-
size businesses; Ceridian HCM
Holding, a global human capital
software management company;
and Entegris, a leading provider
of semiconductor chemicals and
materials with dominant positions
in attractive niche markets such as
filtration. We also initiated positions
in Globant, a leading provider of digital platform and engineering services, and Monolithic Power Systems, a semiconductor manufacturer that provides components necessary in electric vehicles and artificial intelligence processors.
We eliminated names where we had fundamental concerns and our conviction had waned, including Xero, Coupa Software, and Twilio.
Within industrials and business services, we found a number of attractive ideas in well-run, durable growth businesses whose valuations were depressed relative to fundamentals. We established a new holding in Ingersoll Rand, an industrial manufacturer whose core business specializes in compressors, pumps, and vacuums. We are constructive on the company’s potential to outperform industry peers in an uncertain economic environment given its strong management team, energy efficiency tailwinds, and better cost control execution. We also bought IDEX, a diversified industrial with a
SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/21 6/30/22 12/31/22
Information
Technology 34.2% 36.2% 38.0%
Industrials
and Business
Services 23.4  22.0  26.2
Health Care 25.9  30.3  23.3
Consumer
Discretionary 9.3  7.0  7.8
Financials 2.8  2.3  2.4
Energy 0.1  0.2  0.5
Consumer
Staples 0.2  0.2  0.2
Communication
Services 2.0  0.1  0.1
Materials 0.2  0.0  0.0
Real Estate 1.3  0.8  0.0
Utilities 0.0  0.0  0.0
Other and
Reserves 0.6  0.9  1.5
Total 100.0% 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE New Horizons Fund

history of powerful strategic acquisitions and an increasing role in the fast-
growing precision manufacturing industry. To fund these higher-conviction opportunities, we reduced our exposure to commercial services companies by eliminating Waste Connections and trimming Rentokil Initial. We also moderated our position in the professional services industry by trimming Booz
Allen Hamilton and commercial real estate data analytics firm CoStar Group and eliminating consumer credit reporting agency TransUnion.
Health care represents another important investment area. Within the life sciences tools and services industry, we trimmed the aforementioned West
Pharmaceutical Services and also bioanalysis company Eurofins Scientific but added to Repligen, which develops and sells bioprocessing technologies and systems used to make biological drugs. We favor Repligen’s top-tier management and are constructive on the company’s differentiated portfolio of products through a combination of internal research and development and mergers and acquisitions that target the highest-growth areas of bioprocessing and that have significant strategic value. We pared back our exposure to health care technology by eliminating Doximity and trimming Veeva
Systems. Although we continue to appreciate Veeva’s high-quality, durable growth attributes, the company’s recently announced plans to undertake a re-platforming of its CRM application introduces execution risk, and we wanted to manage our position size accordingly.
What is portfolio management’s outlook?
We continue to look beyond near-term expectations to identify companies capable of delivering multiyear compounding returns, as the market often misprices exponential growth. Even though we expect to see continued
volatility in response to the aggressive Federal Reserve action to rein in high inflation, we remain confident that the portfolio has a high degree of resilience and fundamental strength to weather a softer economic environment and emerge stronger on the other side. Regardless of market drivers, we remain focused on competitively advantaged companies with idiosyncratic growth drivers that we expect will compound to deliver compelling long-term returns.
While these periods of market stress and dislocation can be unnerving, we remain active in upgrading the quality in both our high-growth and durable growth holdings, seeking to ensure that we maintain the highest-conviction names in the portfolio across each sector.
Pursuit of both emerging growth companies and durable compounders has been the mission of the New Horizons Fund since inception, and it remains a challenging but fruitful effort. We continue to leverage the insights of our research platform to seek companies with durable competitive advantages, a high degree of intellectual property, excellent human capital practices, strong

T. ROWE PRICE New Horizons Fund

business models defined by high margins and low capital intensity, great balance sheets so they can control their own destiny, and, above all else, great management teams. The value of positioning has compounding impacts beyond near-term volatility, and our emphasis remains on identifying long-
term winners that we are comfortable owning for multiple years. Growth stocks that have both defensive and offensive qualities to complement their strong fundamental stories are attractive to the team for their potential to compound over the long term. By staying committed to our process and focusing on high-
conviction ideas, we feel well positioned to create value for clients over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE New Horizons Fund

RISKS OF INVESTING IN THE FUND
PRINCIPAL RISKS
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Small-cap stocks. Investments in securities issued by small-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade.
Growth investing. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style.
Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

T. ROWE PRICE New Horizons Fund

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: The S&P 500 Index and the S&P MidCap 400 Index is a product of S&P
Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are
registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones
Trademark Holdings LLC (“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index and the S&P
MidCap 400 Index.

T. ROWE PRICE New Horizons Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Paylocity Holding 3.3%
Ceridian HCM Holding 3.3
HubSpot 3.2
Old Dominion Freight Line 3.1
Burlington Stores 3.0
Bill.com Holdings 2.8
Ingersoll Rand 2.8
Repligen 2.7
Booz Allen Hamilton Holding 2.7
Teledyne Technologies 2.7
Atlassian 2.6
Roper Technologies 2.4
Veeva Systems 2.4
Entegris 2.3
Endava 2.3
MSCI 2.2
SiteOne Landscape Supply 2.2
IDEX 2.1
RBC Bearings 2.0
Descartes Systems Group 2.0
Saia 2.0
Monolithic Power Systems 1.9
Floor & Decor Holdings 1.9
Toro 1.8
Globant 1.8
Total 61.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE New Horizons Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
NEW HORIZONS FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE New Horizons Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
New Horizons Fund –
.
-37.00% 9.33% 13.85% – –
New Horizons Fund–
.
I  Class -36.91 9.46 – 11.58% 8/28/15
New Horizons Fund–
.
Z  Class -36.49 – – 13.48 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I and
0.03
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE New Horizons Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
New Horizons Fund 0.75%
New Horizons Fund–I Class 0.64
New Horizons Fund–Z Class 0.64
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE New Horizons Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
NEW HORIZONS FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,014.20 $3.96
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.27   3.97
I Class
Actual   1,000.00   1,015.00   3.35
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.88   3.36
Z Class
Actual   1,000.00   1,018.50   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.78%, the
2
I Class
was 0.66%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 76.81 $ 82.28 $ 59.37 $ 48.20 $ 52.57
Investment activities
Net investment loss
(1)(2)
(0.28) (0.48) (0.36) (0.20) (0.14)
Net realized and unrealized gain/
loss (28.02) 8.14 34.44 18.34 2.49
Total from investment activities (28.30) 7.66 34.08 18.14 2.35
Distributions
Net realized gain (2.18) (13.13) (11.17) (6.97) (6.72)
NET ASSET VALUE
End of period $ 46.33 $ 76.81 $ 82.28 $ 59.37 $ 48.20
Ratios/Supplemental Data
Total return
(2)(3)
(37.00)% 9.71% 57.72% 37.71% 4.04%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.79% 0.75% 0.75% 0.76% 0.77%
Net expenses after waivers/
payments by Price Associates 0.79% 0.75% 0.75% 0.76% 0.77%
Net investment loss (0.51)% (0.54)% (0.50)% (0.33)% (0.24)%
Portfolio turnover rate 52.7% 42.5% 52.2% 45.8% 39.3%
Net assets, end of period (in
millions) $9,636 $24,296 $25,489 $20,474 $16,574
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 77.03 $ 82.55 $ 59.52 $ 48.26 $ 52.63
Investment activities
Net investment loss
(1)(2)
(0.20) (0.39) (0.28) (0.13) (0.07)
Net realized and unrealized gain/
loss (28.11) 8.16 34.56 18.36 2.49
Total from investment activities (28.31) 7.77 34.28 18.23 2.42
Distributions
Net realized gain (2.18) (13.29) (11.25) (6.97) (6.79)
NET ASSET VALUE
End of period $ 46.54 $ 77.03 $ 82.55 $ 59.52 $ 48.26
Ratios/Supplemental Data
Total return
(2)(3)
(36.91)% 9.82% 57.92% 37.85% 4.17%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.66% 0.64% 0.64% 0.65% 0.65%
Net expenses after waivers/
payments by Price Associates 0.66% 0.64% 0.64% 0.65% 0.65%
Net investment loss (0.36)% (0.44)% (0.40)% (0.21)% (0.12)%
Portfolio turnover rate 52.7% 42.5% 52.2% 45.8% 39.3%
Net assets, end of period (in
millions) $10,763 $11,728 $9,621 $7,349 $5,295
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 76.88 $ 82.36 $ 46.43
Investment activities
Net investment income
(2)(3)
0.16 0.17 0.12
Net realized and unrealized gain/loss (28.09) 8.14 47.45
Total from investment activities (27.93) 8.31 47.57
Distributions
Net realized gain (2.18) (13.79) (11.64)
NET ASSET VALUE
End of period $ 46.77 $ 76.88 $ 82.36
Ratios/Supplemental Data
Total return
(3)(4)
(36.49)% 10.52% 102.89%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.64% 0.64% 0.64%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 0.29% 0.20% 0.20%
(5)
Portfolio turnover rate 52.7% 42.5% 52.2%
Net assets, end of period (in millions) $1,905 $3,246 $3,852
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New Horizons Fund
December 31, 2022

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 91.1%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575  (1)(2)(3) 877,600 70
OfferUp, Acquisition Date: 3/6/15, Cost $5,042  (1)(2)(3) 1,012,630 689
Total Communication Services 759
CONSUMER DISCRETIONARY 6.8%
Diversified Consumer Services 0.0%
Rover Group, Acquisition Date: 8/2/21, Cost $—  (2)(3) 4,399,933 89
89
Hotels, Restaurants & Leisure 1.4%
Sweetgreen, Class A  (2) 6,017,593 51,571
Wingstop  (4) 1,854,973 255,281
306,852
Internet & Direct Marketing Retail 0.6%
Framebridge, EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186  (1)(2)(3) 2,186,159 984
Xometry, Class A  (2) 4,013,651 129,360
130,344
Specialty Retail 4.8%
Burlington Stores  (2)(4) 3,300,947 669,300
Floor & Decor Holdings, Class A  (2)(4) 5,922,147 412,359
1,081,659
Total Consumer Discretionary 1,518,944
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $2,981  (1)(2)(3) 987 14,603
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $25,849  (1)(2)(3) 7,166 106,023
Total Energy 120,626
FINANCIALS 2.2%
Capital Markets 2.2%
MSCI  1,043,286 485,305
Total Financials 485,305
HEALTH CARE 20.2%
Biotechnology 12.4%
Abcam (GBP)  (2) 8,190,530 128,085
Abcam, ADR  (2) 586,944 9,133
ACADIA Pharmaceuticals  (2) 1,320,917 21,029

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $18,065  (1)(2)(3) 18,065,044 15,843
Agios Pharmaceuticals  (2) 389,375 10,934
Akero Therapeutics  (2) 1,150,107 63,026
Alector  (2) 623,033 5,751
Allogene Therapeutics  (2) 2,472,626 15,553
Alnylam Pharmaceuticals  (2) 1,470,091 349,367
Apellis Pharmaceuticals  (2) 1,032,595 53,396
Argenx, ADR  (2) 1,071,000 405,727
Ascendis Pharma, ADR  (2) 1,120,047 136,791
Avidity Biosciences  (2) 3,360,465 74,569
BeiGene, ADR  (2) 203,600 44,780
Blueprint Medicines  (2) 1,690,057 74,041
C4 Therapeutics  (2) 1,766,471 10,422
Centessa Pharmaceuticals, ADR  (2) 1,012,199 3,138
Cerevel Therapeutics Holdings  (2) 1,743,191 54,980
CRISPR Therapeutics  (2) 243,377 9,893
Day One Biopharmaceuticals  (2) 1,091,083 23,480
Denali Therapeutics  (2) 1,400,074 38,936
Dynamics Special Purpose, Acquisition Date: 12/20/21,
Cost $—  (2)(3) 162,684 218
Entrada Therapeutics  (2) 1,784,768 24,130
EQRx, Warrants, 12/20/26  (2) 302,672 81
Exelixis  (2) 1,971,223 31,618
Exscientia, ADR  (2) 478,851 2,552
Fate Therapeutics  (2) 931,034 9,394
Flame Biosciences, Acquisition Date: 9/28/20, Cost $7,914  (1)(2)
(3) 1,208,219 5,546
Generation Bio  (2) 3,471,528 13,643
Gossamer Bio  (2) 513,857 1,115
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $8,140  (1)(2)(3) 8,139,642 3,988
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $5,425  (1)(2)(3) 5,424,598 1,465
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $5,425  (1)(2)(3) 5,424,598 1,410
Ideaya Biosciences  (2) 1,208,493 21,958
IGM Biosciences  (2) 1,204,717 20,492
Immuneering, Class A  (2) 1,294,528 6,278
Incyte  (2) 340,387 27,340
Insmed  (2) 4,201,663 83,949
Intellia Therapeutics  (2) 749,801 26,161
Ionis Pharmaceuticals  (2) 1,357,586 51,276
Iovance Biotherapeutics  (2) 1,130,230 7,222
IVERIC bio  (2) 1,555,390 33,301
Karuna Therapeutics  (2) 644,063 126,558

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Keros Therapeutics  (2) 381,184 18,304
Kymera Therapeutics  (2) 2,392,843 59,725
Lyell Immunopharma  (2) 1,487,810 5,163
MeiraGTx Holdings  (2) 261,886 1,708
Mirati Therapeutics  (2) 356,853 16,169
Monte Rosa Therapeutics  (2) 1,687,076 12,839
Morphic Holding  (2) 585,648 15,666
Neurocrine Biosciences  (2) 370,014 44,194
Nurix Therapeutics  (2) 1,751,056 19,227
Nuvalent, Class A  (2) 283,316 8,437
Prime Medicine  (2) 401,657 7,463
Prime Medicine Restricted, Acquisition Date: 4/19/21,
Cost $10,556  (2)(3) 775,158 13,682
Progenic Pharmaceuticals, CVR  (1) 1,890,800 2,176
Prometheus Biosciences  (2) 62,799 6,908
Prothena  (2) 1,563,231 94,185
PTC Therapeutics  (2) 299,071 11,416
RAPT Therapeutics  (2) 1,906,994 37,759
Relay Therapeutics  (2) 2,240,493 33,473
Replimune Group  (2) 2,291,822 62,338
REVOLUTION Medicines  (2) 1,365,183 32,519
Rocket Pharmaceuticals  (2) 676,495 13,239
Sage Therapeutics  (2) 664,615 25,348
Sana Biotechnology  (2) 1,707,211 6,744
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (2)(3)(4) 229,118 1,162
Scholar Rock Holding  (2)(4) 3,298,168 29,848
Senti Biosciences  (2) 1,314,719 1,854
Tenaya Therapeutics  (2) 2,431,867 4,888
Ultragenyx Pharmaceutical  (2) 1,495,273 69,276
Xencor  (2) 1,188,044 30,937
Zai Lab, ADR  (2) 739,187 22,693
Zentalis Pharmaceuticals  (2) 949,750 19,128
2,777,037
Health Care Equipment & Supplies 0.3%
Novocure (2) 452,470 33,189
Shockwave Medical  (2) 114,589 23,560
56,749
Health Care Providers & Services 0.0%
Capsule, Acquisition Date: 4/7/21, Cost $17,908  (1)(2)(3) 1,235,725 3,623
3,623
Health Care Technology 2.4%
Veeva Systems, Class A  (2) 3,250,695 524,597
524,597

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 4.5%
Eurofins Scientific (EUR)  1,525,701 109,543
Olink Holding, ADR  (2) 1,409,996 35,786
Repligen  (2)(4) 3,554,308 601,780
Sartorius Stedim Biotech (EUR)  263,667 85,683
West Pharmaceutical Services  744,829 175,295
1,008,087
Pharmaceuticals 0.6%
Arvinas (2) 999,859 34,205
CinCor Pharma  (2) 510,630 6,276
DICE Therapeutics  (2) 1,667,449 52,024
Longboard Pharmaceuticals  (2) 766,683 2,423
Pliant Therapeutics  (2) 510,581 9,870
Ventyx Biosciences  (2) 968,296 31,750
136,548
Total Health Care 4,506,641
INDUSTRIALS & BUSINESS SERVICES 25.5%
Airlines 0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $—  (2)(3) 10,493,182 5
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $—  (2)(3) 10,493,182 4
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $—  (2)(3) 10,493,182 3
12
Commercial Services & Supplies 0.5%
MSA Safety  13,929 2,009
Rentokil Initial (GBP)  18,228,554 111,992
114,001
Electrical Equipment 1.3%
Hubbell  1,249,846 293,314
293,314
Industrial Conglomerates 2.4%
Roper Technologies  1,222,676 528,306
528,306
Machinery 8.8%
Esab  24,376 1,144
IDEX  2,049,152 467,883
Ingersoll Rand  11,985,923 626,264
RBC Bearings  (2)(4) 2,172,731 454,861
Toro  3,634,301 411,403
1,961,555
Professional Services 4.2%
Booz Allen Hamilton Holding  5,736,583 599,588

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,149  (1)(2)
(3)(4) 2,653,566 20,432
CoStar Group  (2) 4,000,413 309,152
929,172
Road & Rail 6.1%
JB Hunt Transport Services  1,324,457 230,932
Old Dominion Freight Line  2,462,149 698,709
Saia  (2)(4) 2,069,240 433,878
1,363,519
Trading Companies & Distributors 2.2%
SiteOne Landscape Supply  (2)(4) 4,109,320 482,105
482,105
Total Industrials & Business Services 5,671,984
INFORMATION TECHNOLOGY 35.9%
Electronic Equipment, Instruments & Components 2.9%
Novanta (2) 425,465 57,808
Teledyne Technologies  (2) 1,479,727 591,758
649,566
IT Services 5.7%
Endava, ADR  (2)(4) 6,597,229 504,688
Globant  (2)(4) 2,423,727 407,574
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $4,778  (1)
(2)(3) 122,485 7,693
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168  (1)(2)(3) 408,330 7,276
Toast, Class A  (2) 19,719,227 355,538
1,282,769
Semiconductors & Semiconductor Equipment 5.1%
Entegris (4) 7,904,936 518,485
MACOM Technology Solutions Holdings  (2) 2,954,075 186,047
Monolithic Power Systems  1,207,460 426,970
1,131,502
Software 22.2%
Atlassian, Class A  (2) 4,495,107 578,430
Bill.com Holdings  (2) 5,765,273 628,184
Ceridian HCM Holding  (2)(4) 11,436,351 733,642
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376  (1)
(2)(3) 335,808 20,149
Datadog, Class A  (2) 4,590,271 337,385
Descartes Systems Group  (2)(4) 6,484,922 451,675
Evernote, Acquisition Date: 11/20/12, Cost $2,296  (1)(2)(3) 190,876 23
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448  (1)(2)(3) 2,129,852 40,105
HashiCorp, Class A  (2) 4,439,349 121,372

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HubSpot  (2)(4) 2,444,248 706,705
Monday.com  (2) 965,085 117,740
Paylocity Holding  (2)(4) 3,827,207 743,473
Procore Technologies  (2) 7,290,461 343,964
SentinelOne, Class A  (2) 8,545,557 124,680
Socure, Acquisition Date: 12/22/21, Cost $2,205  (1)(2)(3) 137,206 1,026
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493  (1)(2)(3) 657,558 2,900
4,951,453
Total Information Technology 8,015,290
MATERIALS 0.0%
Chemicals 0.0%
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $—  (2)(3) 217,921 115
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $—  (2)(3) 217,921 104
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $—  (2)(3) 217,921 95
Total Materials 314
Total Common Stocks (Cost $16,346,919) 20,319,863
CONVERTIBLE BONDS 0.0%
Jetclosing, 4.00%, 9/14/23, Acquisition Date: 3/14/22,
Cost $2,500  (1)(3)(4) 2,500,000 1,162
Total Convertible Bonds (Cost $2,500) 1,162
CONVERTIBLE PREFERRED STOCKS 6.5%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726  (1)(2)(3) 2,632,810 1,632
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,850  (1)(2)
(3) 1,375,830 935
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641  (1)(2)(3) 2,337,940 2,151
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573  (1)(2)
(3) 682,712 676
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026  (1)(2)(3) 884,802 602
5,996
Media 0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815  (1)(2)(3) 4,844,924 8,815
8,815
Total Communication Services 14,811

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 1.0%
Hotels, Restaurants & Leisure 0.2%
Cava Group, Series E, Acquisition Date: 3/26/21, Cost $13,294  (1)
(2)(3) 353,270 11,312
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $42,096  (1)
(2)(3) 1,118,688 35,820
47,132
Internet & Direct Marketing Retail 0.8%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906  (1)(2)(3)(4) 718,332 13,900
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220  (1)(2)(3)(4) 1,727,442 33,426
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679  (1)(2)(3)(4) 2,218,727 42,932
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151  (1)(2)(3)(4) 433,698 8,392
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862  (1)(2)(3)(4) 2,098,881 40,613
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323  (1)(2)(3)(4) 745,950 14,434
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,655  (1)(2)
(3)(4) 1,756,494 23,801
177,498
Total Consumer Discretionary 224,630
CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,028  (1)(2)(3) 488,972 24,463
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $10,408  (1)(2)(3) 314,865 15,753
Total Consumer Staples 40,216
FINANCIALS 0.3%
Capital Markets 0.2%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909  (1)(2)(3)(5) 24,002 16,379
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186  (1)(2)(3)(5) 24,002 16,379
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703  (1)(2)(3)(5) 4,229 2,886
35,644
Insurance 0.1%
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940  (1)
(2)(3)(4) 936,022 9,344

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,147  (1)(2)(3)(4) 167,743 1,675
Go Maps, Series B-3, Acquisition Date: 11/21/22, Cost $4,837  (1)
(2)(3)(4) 605,644 6,046
Jetclosing, Series A, Acquisition Date: 5/25/18, Cost $8,916  (1)(2)
(3)(4) 4,570,635 —
Jetclosing, Series B-1, Acquisition Date: 7/13/20 - 2/25/21,
Cost $8,764  (1)(2)(3)(4) 6,554,775 —
Jetclosing, Series B-2, Acquisition Date: 2/6/20, Cost $1,328  (1)
(2)(3)(4) 1,168,452 —
17,065
Total Financials 52,709
HEALTH CARE 2.1%
Biotechnology 1.3%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671  (1)(2)(3) 5,677,732 37,359
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023  (1)(2)(3) 3,336,170 21,952
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128  (1)(2)(3) 1,477,112 26,128
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,008  (1)(2)(3)(4) 1,176,193 6,008
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391  (1)(2)(3)(4) 76,477 391
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412  (1)(2)(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759  (1)(2)(3) 861,590 15,759
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087  (1)(2)(3) 1,422,490 13,087
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531  (1)
(2)(3) 910,093 53,586
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140  (1)(2)(3) 665,388 40,216
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400  (1)
(2)(3) 177,721 10,884
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,335  (1)
(2)(3) 113,018 7,005
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602  (1)(2)(3) 115,207 6,476
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702  (1)(2)(3) 474,429 9,702
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 - 9/26/22,
Cost $22,682  (1)(2)(3) 2,897,679 22,682
292,994

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865  (1)
(2)(3)(4) 9,149,620 9,294
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745  (1)
(2)(3)(4) 18,452,429 18,745
28,039
Health Care Providers & Services 0.2%
Babyco, Class A, Acquisition Date: 11/3/17, Cost $9,057  (1)(2)(3)
(4)(5) 2,611,790 —
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006  (1)(2)(3) 292,304 11,956
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813  (1)(2)(3) 600,689 24,568
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,422  (1)
(2)(3) 44,229 1,809
38,333
Life Sciences Tools & Services 0.5%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372  (1)(2)
(3) 2,080,677 11,610
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828  (1)(2)(3) 1,817,581 110,382
121,992
Total Health Care 481,358
INDUSTRIALS & BUSINESS SERVICES 0.8%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589  (1)(2)(3) 412,771 17,303
17,303
Air Freight & Logistics 0.2%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $17,689  (1)(2)
(3) 1,453,824 29,650
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $9,169  (1)(2)(3) 449,562 9,169
38,819
Professional Services 0.4%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265  (1)(2)
(3)(4) 5,552,310 42,753
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551  (1)(2)(3)
(4) 4,517,982 34,788
77,541
Road & Rail 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $21,158  (1)(2)
(3) 2,979,808 15,435

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Convoy, Series D, Acquisition Date: 10/30/19, Cost $26,263  (1)(2)
(3) 1,939,655 10,048
Convoy, Series E, Acquisition Date: 9/30/21, Cost $10,692  (1)(2)
(3) 648,097 3,357
28,840
Total Industrials & Business Services 162,503
INFORMATION TECHNOLOGY 2.1%
IT Services 0.5%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003  (1)(2)(3)(4) 891,864 16,830
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451  (1)(2)
(3)(4) 288,891 5,451
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55  (1)
(2)(3) 2,099 132
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048  (1)(2)(3) 1,028,634 64,609
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606  (1)
(2)(3) 47,506 2,984
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,169  (1)
(2)(3) 29,532 1,855
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $1,631  (1)
(2)(3) 13,714 861
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064  (1)(2)(3) 91,920 1,638
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205  (1)(2)(3) 9,150 163
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224  (1)(2)(3) 9,990 178
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $26,118  (1)(2)(3) 1,163,260 20,729
115,430
Software 1.6%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522  (1)
(2)(3) 1,782,729 106,964
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785  (1)
(2)(3) 216,243 12,975
Evernote, Series 1, Acquisition Date: 11/20/12, Cost $4,591  (1)(2)
(3) 381,752 408
Evernote, Series 4, Acquisition Date: 5/2/12 - 11/20/12,
Cost $14,562  (1)(2)(3) 1,210,758 14,565
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $2,274  (1)(2)
(3) 174,948 2,274
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279  (1)(2)(3) 464,700 8,750
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722  (1)(2)
(3) 867,510 16,335

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951  (1)(2)(3) 2,755,737 51,891
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246  (1)(2)(3) 2,196,921 41,368
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937  (1)(2)(3) 2,795,838 6,710
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207  (1)(2)(3)(4) 3,604,617 17,591
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216  (1)(2)(3) 2,889,530 29,907
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446  (1)(2)(3) 278,205 2,879
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,679  (1)(2)
(3) 166,753 1,247
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199  (1)
(2)(3) 136,862 1,024
Socure, Series B, Acquisition Date: 12/22/21, Cost $40  (1)(2)(3) 2,476 19
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097  (1)(2)(3) 317,219 2,373
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923  (1)(2)
(3) 6,430,431 28,358
345,638
Total Information Technology 461,068
Total Convertible Preferred Stocks (Cost $1,032,594) 1,437,295
PREFERRED STOCKS 0.9%
HEALTH CARE 0.9%
Life Sciences Tools & Services 0.9%
Sartorius (EUR)  517,649 204,407
Total Health Care 204,407
Total Preferred Stocks (Cost $74,932) 204,407
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(6) 399,266,012 399,266
Total Short-Term Investments (Cost $399,266) 399,266
Total Investments in Securities
100.3% of Net Assets
(Cost $17,856,211) $ 22,361,993
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,707,782 and represents 7.7% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Abcam  $ (6,419) $ (87,073) $ —
Avidity Biosciences  (14) (3,564) —
Babyco, Class A  — — —
Booz Allen Hamilton Holding  99,610 51,762 28,757
Burlington Stores  1,136 (56,909) —
Ceridian HCM Holding  1,153 (225,094) —
Checkr  — (27,332) —
Checkr, Series C  — (57,188) —
Checkr, Series D  — (46,536) —
Descartes Systems Group  929 (51,652) —
Dynamics Special Purpose  — (1,226) —
Endava, ADR  1,243 (391,380) —
Entegris  4,649 (348,318) 1,752
Evolve Vacation Rental Network, Series 4  — (14) —
Evolve Vacation Rental Network, Series 5  — (34) —
Evolve Vacation Rental Network, Series 6  — (45) —
Evolve Vacation Rental Network, Series 7  — (9) —
Evolve Vacation Rental Network, Series 8  — (42) —
Evolve Vacation Rental Network, Series 9  — (15) —
Floor & Decor Holdings, Class A  108 (51,715) —
Genesis Therapeutics, Series A  — — —
Genesis Therapeutics, Series A-2  — — —
Globant  27 (114,504) —
Go Maps, Series B  — (35) —
Go Maps, Series B-1  — (6) —
Go Maps, Series B-3  ^^ — 1,624 —
Haul Hub, Series B  — 3,827 —
Haul Hub, Series C  — — —
HubSpot  (233,372) (533,900) —
Jetclosing, 4.00%, 9/14/23  — (1,338) 80
Jetclosing, Series A  — (3,017) —
Jetclosing, Series B-1  — (3,867) —
Jetclosing, Series B-2  — (689) —
Kardium, Series D-5  — — —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Kardium, Series D-6  $ — $ — $ —
Longboard Pharmaceuticals  (2,172) 790 —
Minted, Series E  — (2,213) —
Paylocity Holding  70,128 (224,226) —
RAPT Therapeutics  61 (21,596) —
RBC Bearings  824 (4,618) —
Rentokil Initial  54,901 (180,508) 3,959
Repligen  (27,541) (80,084) —
Rover Group  — (338) —
Saia  104 (19,546) —
Scholar Rock, Warrants, 12/31/25  — 1,162 —
Scholar Rock Holding  25 (23,874) —
SecurityScorecard, Series E  — (616) —
SiteOne Landscape Supply  923 (292,208) —
Sweetgreen, Class A  (46,482) (134,931) —
Toast, Class A  (16,987) (176,682) —
Treeline Biosciences, Series A  — — —
Wingstop  (46,962) (34,545) 12,496
Xometry, Class A  461 (70,030) —
T. Rowe Price Government Reserve Fund, 4.30% — — 13,008
Affiliates not held at period end (1,489,458) (1,124,445) 3,909
Totals $ (1,633,125)# $ (4,336,797) $ 63,961+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
Abcam  $ 269,075 $ — $ 53,917 $ *
Adaptive Biotechnologies  * 17,218 357,392 —
Armstrong World Industries  378,979 — 181,054 —
Avidity Biosciences  * 4,781 191 *
Babyco, Class A  — — — —
Booz Allen Hamilton Holding  1,110,598 — 562,772 *
Burlington Stores  * 187,723 119 669,300
Cable One  768,018 — 350,255 —
Ceridian HCM Holding  * 298,984 608 733,642
Checkr  47,764 — — 20,432
Checkr, Series C  99,941 — — 42,753
Checkr, Series D  81,324 — — 34,788
Clear Secure, Class A  393,465 — 54,367 —
Coupa Software  613,090 59,607 874,278 —
Descartes Systems Group  373,021 130,537 231 451,675
Dynamics Special Purpose  13,715 — 14,641 —
Dynamics Special Purpose  1,444 — — *
Endava, ADR  585,676 310,855 463 504,688
Entegris  * 519,176 69,996 518,485
Evolve Vacation Rental Network,
Series 4  13,914 — — 13,900
Evolve Vacation Rental Network,
Series 5  33,460 — — 33,426
Evolve Vacation Rental Network,
Series 6  42,977 — — 42,932
Evolve Vacation Rental Network,
Series 7  8,401 — — 8,392
Evolve Vacation Rental Network,
Series 8  40,655 — — 40,613
Evolve Vacation Rental Network,
Series 9  14,449 — — 14,434
Figs, Class A  * 45,011 392,127 —
Floor & Decor Holdings, Class A  — 464,535 461 412,359
Genesis Therapeutics, Series A  6,398 — 390 6,008
Genesis Therapeutics, Series
A-2  — 391 — 391
Globant  — 522,637 559 407,574
Go Maps, Series B  9,379 — — 9,344
Go Maps, Series B-1  1,681 — — 1,675

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
Go Maps, Series B-3  ^^ $ 4,422 $ — $ — $ 6,046
Haul Hub, Series B  13,003 — — 16,830
Haul Hub, Series C  — 5,451 — 5,451
HubSpot  * 345,390 420,911 706,705
Jetclosing, 4.00%, 9/14/23  — 2,500 — 1,162
Jetclosing, Series A  3,017 — — —
Jetclosing, Series B-1  3,867 — — —
Jetclosing, Series B-2  689 — — —
Kardium, Series D-5  9,294 — — 9,294
Kardium, Series D-6  18,745 — — 18,745
Longboard Pharmaceuticals  * — 3,366 *
Minted, Series E  26,014 — — 23,801
Okta  * 610,063 1,488,577 —
Paylocity Holding  1,236,827 71,401 340,529 743,473
Phreesia  * — 201,893 —
RAPT Therapeutics  * 8,777 64 *
RBC Bearings  * 264,100 226 454,861
Rentokil Initial  768,896 — 476,396 *
Repligen  * 552,031 361,493 601,780
Rover Group  46,498 — 37,310 —
Rover Group  427 — — *
Saia  — 454,193 769 433,878
Scholar Rock, Warrants,
12/31/25  — — — 1,162
Scholar Rock Holding  * 12,134 61 29,848
SecurityScorecard, Series E  * — — 17,591
SiteOne Landscape Supply  * 266,697 528 482,105
Sweetgreen, Class A  * 119,079 131,853 *
Toast, Class A  * 334,174 166,450 *
Treeline Biosciences, Series A  * 12,225 — *
Vail Resorts  668,991 — 443,278 —
Warby Parker, Class A  * — 137,220 —
Wingstop  288,496 209,435 208,105 255,281
Xometry, Class A  * 28,824 98 *
T. Rowe Price Government
Reserve Fund, 4.30% 281,465   ¤   ¤ 399,266
Total $ 8,174,090^

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $63,881 of dividend income and $80 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,221,828.
^^ Includes previously reported affiliate Go Maps acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,856,211) $ 22,361,993
Receivable for investment securities sold 54,055
Receivable for shares sold 11,355
Dividends receivable 2,206
Due from affiliates 121
Cash 1
Other assets 337
Total assets 22,430,068
Liabilities
Payable for investment securities purchased 59,035
Payable for shares redeemed 52,321
Investment management fees payable 12,476
Payable to directors 15
Other liabilities 1,872
Total liabilities 125,719
NET ASSETS $ 22,304,349

T. ROWE PRICE New Horizons Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,019,920
Paid-in capital applicable to 479,962,790 shares of $1.00
par value capital stock outstanding; 1,600,000,000 shares
authorized 20,284,429
NET ASSETS $ 22,304,349
NET ASSET VALUE PER SHARE
Investor Class
($9,636,628,134 / 207,983,993 shares outstanding) $ 46.33
I Class
($10,762,814,762 / 231,246,283 shares outstanding) $ 46.54
Z Class
($1,904,905,988 / 40,732,514 shares outstanding) $ 46.77

T. ROWE PRICE New Horizons Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $905) $ 75,803
    Interest 80
Other 16
Total income 75,899
Expenses
Investment management 168,563
Shareholder servicing
Investor Class $ 18,789
I Class 1,338 20,127
Prospectus and shareholder reports
Investor Class 218
I Class 178 396
Custody and accounting 1,073
Registration 420
Legal and audit 221
Directors 70
Miscellaneous 209
Waived / paid by Price Associates (14,069)
Total expenses 177,010
Net investment loss (101,111)

T. ROWE PRICE New Horizons Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (2,136,159)
Foreign currency transactions (1,392)
Net realized loss (2,137,551)
Change in net unrealized gain / loss
Securities (11,954,695)
Other assets and liabilities denominated in foreign currencies (16)
Change in net unrealized gain / loss (11,954,711)
Net realized and unrealized gain / loss (14,092,262)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (14,193,373)

T. ROWE PRICE New Horizons Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (101,111) $ (181,412)
Net realized gain (loss) (2,137,551) 6,768,336
Change in net unrealized gain / loss (11,954,711) (2,934,619)
Increase (decrease) in net assets from operations (14,193,373) 3,652,305
Distributions to shareholders
Net earnings
Investor Class (440,452) (3,605,882)
I Class (490,982) (1,734,500)
Z Class (85,708) (494,887)
Decrease in net assets from distributions (1,017,142) (5,835,269)
Capital share transactions
*
(1)
Shares sold
Investor Class 1,170,847 2,352,549
I Class 6,373,838 3,371,143
Z Class 176,674 283,404
Distributions reinvested
Investor Class 428,716 3,469,310
I Class 454,840 1,587,239
Z Class 85,708 494,887
Shares redeemed
Investor Class (7,921,628) (5,758,275)
I Class (2,160,862) (2,058,065)
Z Class (362,892) (1,252,103)
Increase (decrease) in net assets from capital share
transactions (1,754,759) 2,490,089

T. ROWE PRICE New Horizons Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (16,965,274) 307,125
Beginning of period 39,269,623 38,962,498
End of period $ 22,304,349 $ 39,269,623
*Share information (000s)
(1)
Shares sold
Investor Class 21,191 27,096
I Class 109,916 38,374
Z Class 3,233 3,295
Distributions reinvested
Investor Class 8,710 46,307
I Class 9,200 21,124
Z Class 1,726 6,601
Shares redeemed
Investor Class (138,252) (66,846)
I Class (40,117) (23,801)
Z Class (6,449) (14,443)
Increase (decrease) in shares outstanding (30,842) 37,707
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE New Horizons Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. The fund has three classes of shares: the
New Horizons Fund (Investor Class), the New Horizons Fund–I Class (I Class) and
the New Horizons Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to
November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded

T. ROWE PRICE New Horizons Fund

as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2022, the fund realized
$55,301,000 of net gain on $84,213,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE New Horizons Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December, 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE New Horizons Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE New Horizons Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE New Horizons Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $(508,474,000) for the year ended December 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 19,613,059 $ 450,780 $ 256,024 $ 20,319,863
Convertible Bonds — — 1,162 1,162
Convertible Preferred Stocks — — 1,437,295 1,437,295
Preferred Stocks — 204,407 — 204,407
Short-Term Investments 399,266 — — 399,266
Total $ 20,012,325 $ 655,187 $ 1,694,481 $ 22,361,993
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 253,174 $ (23,269) $ 36,895 $ (10,776) $ 256,024
Convertible Bonds — (1,338) 2,500 — 1,162
Convertible Preferred Stocks 1,934,124 (469,689) 50,590 (77,730) 1,437,295
Total $ 2,187,298 $ (494,296) $ 89,985 $ (88,506) $ 1,694,481

T. ROWE PRICE New Horizons Fund

a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 256,024 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
51%
- 74%
60% Decrease
Expected
present value
Discount rate
for cost of
equity
11%
- 12%
12% Decrease
Timing of
events
2.08 yrs 2.08 yrs Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Probability
for potential
outcome
20%
- 40%
30% Increase
Enterprise
value to sales
multiple
1.1x
– 14.3x
8.3x Increase
Sales growth
rate
10%
- 168%
32% Increase
Enterprise
value to gross
profit multiple
1.5x
– 18.4x
11.1x Increase
Gross profit
growth rate
11%
- 34%
29% Increase
Enterprise
value to
EBITDA
multiple
10.1x
– 26.9x
12.2x Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBITDA
growth rate
23% 23% Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Enterprise
value to gross
merchandise
value
0.4x 0.4x Increase
Enterprise
value to
billings
multiple
5.4x 5.4x Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Convertible
Bonds
$ 1,162 Estimated
liquidation
value
—# —# —# Decrease
Convertible
Preferred
Stocks
$ 1,437,295 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium for
cumulative
preferred
dividend rights
3% - 8% 4% Increase
Discount for
cumulative
preferred
dividend rights
2% 2% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 40%
33% Increase
Enterprise
value to sales
multiple
0.8x
– 14.3x
5.3x Increase
Sales growth
rate
(58%)
- 266%
30% Increase
Enterprise
value to gross
profit multiple
1.5x
– 18.4x
7.8x Increase
Gross profit
growth rate
11%
- 57%
28% Increase
Enterprise
value to
EBITDA
multiple
8.4x
– 26.9x
22.3x Increase
EBITDA
growth rate
23%
- 312%
81% Increase
Projected
enterprise
value to sales
multiple
0.8x 0.8x Increase
Enterprise
value to gross
merchandise
value
0.4x 0.4x Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
billings
multiple
5.1x
– 6.0x
5.4x Increase
Billings growth
rate
15% 15% Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
—# —# —# —#
Discount
for lack of
collectability
100% 100% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase

T. ROWE PRICE New Horizons Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $14,032,488,000 and $17,016,436,000, respectively, for the year ended
December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and redemptions in kind.

T. ROWE PRICE New Horizons Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and late-year ordinary loss deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 105 $ 1,530,832
Long-term capital gain 1,017,037 4,304,437
Total distributions $ 1,017,142 $ 5,835,269
($000s)
Cost of investments $ 18,196,996
Unrealized appreciation $ 6,177,536
Unrealized depreciation (2,012,559)
Net unrealized appreciation (depreciation) $ 4,164,977
($000s)
Net unrealized appreciation (depreciation) 4,164,977
Loss carryforwards and deferrals (2,145,057)
Total distributable earnings (loss) $ 2,019,920

T. ROWE PRICE New Horizons Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee that consists of an individual fund fee and a group fee;
management fees are computed daily and paid monthly. The investment management agreement provides for an individual fund fee equal to 0.35% of the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through April 30, 2023, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $40 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the year ended December 31, 2022.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes,

T. ROWE PRICE New Horizons Fund

and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
At December 31, 2022, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 04/30/24 N/A
(Waived)/repaid during the period ($000s) $— $(14,069)

T. ROWE PRICE New Horizons Fund

Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2022, expenses incurred pursuant to these service agreements were $102,000 for Price
Associates; $4,511,000 for T. Rowe Price Services, Inc.; and $4,147,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2022, the fund was charged $280,000 for shareholder servicing costs related to the college savings plans, of which $205,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2022,
approximately less than 1% of the outstanding shares of the I Class were held by the college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.

T. ROWE PRICE New Horizons Fund

As of December 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 314,098 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
December 31, 2022.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $624,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE New Horizons Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of
T. Rowe Price New Horizons Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Horizons Fund, Inc. (the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended
December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Horizons Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Horizons Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$105,000 from short-term capital gains
The fund’s distributions to shareholders included $1,017,037,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE New Horizons Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE New Horizons Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE New Horizons Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE New Horizons Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE New Horizons Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With New Horizons Fund Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christina Brathwaite (1989)
Vice President
Employee, T. Rowe Price; formerly, Analyst, JP
Morgan Securities (to 2019)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Christopher W. Carlson (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Shaun M. Currie (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE New Horizons Fund

Name (Year of Birth)
Position Held With New Horizons Fund Principal Occupation(s)
Gregory Dunham, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Jon Michael Friar (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ross MacMillan (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, RBC
Capital Markets (to 2019)
Maria Aimee Muller (1986)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Dante Pearson (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Weijie (Vivian) Si (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan Tu (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE New Horizons Fund

Name (Year of Birth)
Position Held With New Horizons Fund Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
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T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582736
F42-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$41,909	$40,759
Audit-Related Fees	-	-
Tax Fees	-	5,742
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2023